UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential High Yield Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.7%
ASSET-BACKED SECURITIES(a) — 0.2%
Collateralized Loan Obligations
Baker Street CLO II Ltd. (Cayman Islands), Series 2006-1A, Class E, 144A	4.271%	10/15/19	2,851	$2,766,317
Bridgeport CLO Ltd., Series 2007-2A, Class D, 144A	4.590%	06/18/21	2,261	2,039,807

TOTAL ASSET-BACKED SECURITIES (cost $3,370,688)				4,806,124

BANK LOANS(a) — 1.7%
Capital Goods — 0.1%
Neff Rental LLC	7.250%	06/09/21	4,573	4,093,201

Chemicals — 0.4%
MacDermid, Inc.	5.500%	06/07/20	8,025	7,799,297
Solenis International LP	7.750%	07/31/22	7,500	6,829,687

				14,628,984

Energy - Other
Amern Energy Marcellus LLC	8.500%	08/04/21	3,825	38,250

Gaming — 0.2%
CCM Merger, Inc.	4.500%	08/06/21	5,010	4,981,687
Golden Nugget, Inc.	5.500%	11/21/19	1,429	1,425,535

				6,407,222

Lodging — 0.1%
Four Seasons Holdings, Inc.	6.250%	12/28/20	1,750	1,736,875

Technology — 0.9%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%	12/31/22	5,125	5,065,745
Evergreen Skills Lux Sarl (Luxembourg)	9.250%	04/28/22	16,500	12,284,250
Kronos, Inc.	9.750%	04/30/20	10,534	10,633,182

				27,983,177

TOTAL BANK LOANS (cost $63,864,934)				54,887,709

CORPORATE BONDS — 93.6%
Advertising — 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(b)	7.750%	10/01/22	13,450	12,407,625

Aerospace & Defense — 0.8%
Orbital ATK, Inc., Gtd. Notes	5.250%	10/01/21	3,050	3,095,750
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%	07/15/23	7,000	7,000,000
TransDigm, Inc., Gtd. Notes(b)	6.000%	07/15/22	6,325	6,214,312
TransDigm, Inc., Gtd. Notes(b)	6.500%	07/15/24	4,830	4,757,550
TransDigm, Inc., Gtd. Notes(b)	7.500%	07/15/21	5,200	5,447,000

				26,514,612

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes(b)	7.750%	02/15/21	3,525	3,745,313

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%	05/01/25	3,475	3,466,313

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	5.250%	04/15/23	5,875	5,816,250
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	5.625%	02/01/23	650	674,778

				6,491,028

Auto Parts & Equipment — 2.3%
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.250%		03/15/21	3,925	4,101,625
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.625%		10/15/22	275	290,469
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	700	775,250
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,550	2,575,500
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	5,785	5,973,012
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	788,563
Lear Corp., Gtd. Notes	5.250%		01/15/25	13,375	13,692,656
Meritor, Inc., Gtd. Notes(b)	6.250%		02/15/24	5,575	5,129,000
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,180	7,944,825
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A(b)	8.750%		07/15/23	7,425	6,868,125
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,200	7,146,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	1,800	1,948,500
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875%		10/01/20	4,350	3,496,313
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.500%		04/29/22	6,775	6,647,969
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.750%		04/29/25	8,825	8,524,420

					75,902,227

Banks — 3.5%
Bank of America Corp., Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,975	2,783,470
Bank of America Corp., Jr. Sub. Notes	6.100	%(a)	12/31/49	12,150	12,218,344
Bank of America Corp., Jr. Sub. Notes(b)	6.250	%(a)	12/31/49	2,025	2,054,768
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	700	721,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	25,300	25,837,625
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	725	752,188
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.375%		05/15/20	1,000	1,055,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(b)	5.500%		02/15/19	1,725	1,806,938
Citigroup, Inc., Jr. Sub. Notes	5.800	%(a)	12/31/49	9,440	9,333,800
Citigroup, Inc., Jr. Sub. Notes	5.875	%(a)	12/31/49	4,050	3,999,172
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	16,150	15,482,197
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	3,875	3,870,156
JPMorgan Chase & Co., Jr. Sub. Notes(b)	6.000	%(a)	12/31/49	1,075	1,078,999
JPMorgan Chase & Co., Jr. Sub. Notes	6.125	%(a)	12/31/49	1,530	1,547,105
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100	%(a)	12/31/49	8,972	9,111,066
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	5,025	4,949,625
Morgan Stanley, Jr. Sub. Notes(b)	5.550	%(a)	12/31/49	6,550	6,525,437
Wells Fargo & Co., Jr. Sub. Notes(b)	5.900	%(a)	12/31/49	11,200	11,410,000

					114,536,890

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	2,200	2,227,500
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,275	5,472,813

					7,700,313

Building Materials — 1.4%
Builders FirstSource, Inc., Gtd. Notes, 144A	10.750%		08/15/23	8,050	8,251,250
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,245,000; purchased 10/27/14)(c)(d)	5.375%		11/15/24	6,245	6,291,838
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	7,400	7,927,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	450	396,000
Griffon Corp., Gtd. Notes	5.250%		03/01/22	11,500	11,040,000

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	6,725	6,708,187
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $5,471,120; purchased 10/10/13-02/02/15)(c)(d)	7.500%		02/15/19	5,404	5,106,780
USG Corp., Gtd. Notes, 144A(b)	5.500%		03/01/25	725	742,219

					46,463,524

Chemicals — 3.6%
A Schulman, Inc., Gtd. Notes, 144A	6.875%		06/01/23	6,400	6,272,000
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holdings, Inc., Gtd. Notes, 144A	7.375%		05/01/21	7,600	8,075,000
Axiall Corp., Gtd. Notes(b)	4.875%		05/15/23	2,291	2,130,630
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	9.750%		10/15/23	7,965	8,681,850
Blue Cube Spinco, Inc., Gtd. Notes, 144A(b)	10.000%		10/15/25	4,890	5,403,450
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	6.625%		05/15/23	5,950	4,477,375
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	7.000%		05/15/25	5,700	4,260,750
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	16,155	16,235,775
Eagle Spinco, Inc., Gtd. Notes(b)	4.625%		02/15/21	2,675	2,551,281
Hexion, Inc., Sec’d. Notes	9.000%		11/15/20	21,905	7,666,750
Hexion, Inc., Sr. Sec’d. Notes	6.625%		04/15/20	11,475	8,319,375
Hexion, Inc., Sr. Sec’d. Notes(b)	8.875%		02/01/18	7,750	5,095,625
Hexion, Inc., Sr. Sec’d. Notes(b)	10.000%		04/15/20	4,575	3,671,438
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	6.500%		02/01/22	6,325	5,502,750
PSPC Escrow II Corp., Sr. Unsec’d. Notes, 144A	10.375%		05/01/21	3,875	3,952,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	8,350	8,287,375
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,722,938; purchased 12/11/12-10/07/15)(c)(d)	8.750%		12/15/20	17,800	12,371,000
Tronox Finance LLC, Gtd. Notes(b)	6.375%		08/15/20	5,587	3,729,322

					116,684,246

Coal
Peabody Energy Corp., Gtd. Notes	6.250%		11/15/21	1,275	200,813
Peabody Energy Corp., Sec’d. Notes, 144A(b)	10.000%		03/15/22	3,835	901,225

					1,102,038

Commercial Services — 4.0%
Ahern Rentals, Inc., Sec’d. Notes, 144A(b)	7.375%		05/15/23	5,325	4,473,000
Ancestry.com, Inc., Sr. Unsec’d. Notes, PIK, 144A	9.625%		10/15/18	5,420	5,433,550
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	8,700	9,091,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%		06/01/22	6,900	6,779,250
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $4,650,000; purchased 11/22/13)(c)(d)	8.500%		12/01/21	4,650	4,068,750
Hertz Corp. (The), Gtd. Notes(b)	5.875%		10/15/20	1,275	1,313,250
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	2,165	2,208,300
Interactive Data Corp., Gtd. Notes, 144A(b)	5.875%		04/15/19	1,250	1,275,000
Interactive Data Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	6,945	6,962,362
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,965,594; purchased 01/24/14-05/06/15)(b)(c)(d)	6.875%		02/15/21	11,335	6,971,025
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000	%(a)	09/01/19	16,645	12,733,425
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%		06/15/22	2,500	2,525,000

Modular Space Corp., Sec’d. Notes, 144A (original cost $1,700,000; purchased 02/19/14)(c)(d)	10.250%		01/31/19	1,700	816,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,483,674; purchased 04/12/13-11/10/14)(c)(d)	7.875%		05/01/18	7,359	7,101,435
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%		04/01/24	3,350	2,956,375
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%		11/15/23	2,650	2,473,908
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	2,000	2,020,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	975	1,020,094
Service Corp. International, Sr. Unsec’d. Notes	5.375%		05/15/24	8,775	9,191,812
Team Health, Inc., Gtd. Notes, 144A	7.250%		12/15/23	3,000	3,090,000
United Rentals North America, Inc., Gtd. Notes(b)	5.500%		07/15/25	6,150	6,150,000
United Rentals North America, Inc., Gtd. Notes(b)	5.750%		11/15/24	4,775	4,825,710
United Rentals North America, Inc., Gtd. Notes(b)	6.125%		06/15/23	2,700	2,814,750
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	2,400	2,535,000
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	15,930	17,124,750
United Rentals North America, Inc., Gtd. Notes	8.250%		02/01/21	3,213	3,369,634

					129,323,880

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%		05/15/21	3,520	3,176,800

Distribution/Wholesale — 1.1%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	12,000	11,790,000
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375%		10/01/23	4,800	5,004,000
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	2,325	2,092,500
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%		09/01/22	12,255	12,285,638
HD Supply, Inc., Sr. Sec’d. Notes, 144A(b)	5.250%		12/15/21	3,975	4,129,031

					35,301,169

Diversified Financial Services — 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	1,625	1,627,031
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.250%		07/01/20	975	988,406
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.500%		05/15/21	3,882	3,964,493
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.625%		07/01/22	3,035	3,069,144
Ally Financial, Inc., Sr. Unsec’d. Notes(b)	3.750%		11/18/19	4,050	4,029,750
Aston Escrow Corp., Sr. Sec’d. Notes, 144A(c)	9.500%		08/15/21	15,975	8,466,750
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,500	2,600,000
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,590	4,630,163
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	1,350	1,451,453
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.250%		12/15/20	1,150	1,371,375
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.625%		01/15/22	1,525	1,864,313
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	3,600	3,942,000
International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,275	4,018,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,475	8,906,500
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,350,000
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	5,825	6,101,687
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	6,725	6,842,687
Patriot Merger Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,400	2,304,000
SLM Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	7,300	7,409,500
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,825	9,769,783
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,150	1,253,500

					85,961,035

Electric — 5.9%
AES Corp. (The), Sr. Unsec’d. Notes(b)	4.875%		05/15/23	2,375	2,140,469
AES Corp. (The), Sr. Unsec’d. Notes(b)	5.500%		03/15/24	2,375	2,164,076
AES Corp. (The), Sr. Unsec’d. Notes(b)	7.375%		07/01/21	12,798	13,181,940
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	1,475	1,530,313
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	6,770	7,184,662
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	11,125	10,374,062
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	13,900	12,909,625
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%		01/15/25	5,900	5,523,875
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	787	800,773
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,275	4,349,813
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	16,230	16,067,700
Dynegy, Inc., Gtd. Notes(b)	5.875%		06/01/23	7,925	7,122,594
Dynegy, Inc., Gtd. Notes(b)	7.375%		11/01/22	29,025	27,978,358
Dynegy, Inc., Gtd. Notes(b)	7.625%		11/01/24	13,110	12,454,500
GenOn Americas Generation LLC, Sr. Unsec’d. Notes(b)	8.500%		10/01/21	1,000	850,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%		06/15/17	4,975	4,713,812
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%		10/15/18	3,375	2,986,875
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	13,825	11,682,125
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,212,047; purchased 06/07/13-04/09/15)(c)(d)	7.000%		06/30/23	4,300	3,569,000
Mirant Corp., Bonds, 144A(c)	7.400	%(a)(e)	07/15/49	2,675	2,675
Mirant Mid-Atlantic LLC, Pass-Through Certificates, Series B	9.125%		06/30/17	1,726	1,760,967
Mirant Mid-Atlantic LLC, Pass-Through Certificates, Series C	10.060%		12/30/28	706	727,554
NRG Energy, Inc., Gtd. Notes(b)	6.250%		07/15/22	7,942	7,346,350
NRG Energy, Inc., Gtd. Notes(b)	6.250%		05/01/24	8,100	7,330,500
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	3,425	3,562,000
NRG Energy, Inc., Gtd. Notes(b)	7.875%		05/15/21	4,980	4,967,550
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	4,125	4,248,750
NRG REMA LLC, Pass-Through Certificates, Series B(c)	9.237%		07/02/17	536	558,967
NRG REMA LLC, Pass-Through Certificates, Series C	9.681%		07/02/26	9,030	9,210,600
Red Oak Power LLC, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200%		11/30/29	200	215,500
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A(b)	4.625	%(a)	07/15/19	5,125	4,625,313

					192,141,298

Electrical Components & Equipment — 0.8%
Anixter, Inc., Gtd. Notes, 144A	5.500%		03/01/23	1,975	2,004,625
Belden, Inc., Gtd. Notes, 144A(b)	5.500%		09/01/22	3,800	3,705,000
General Cable Corp., Gtd. Notes	5.750	%(a)	10/01/22	5,487	4,609,080
Graftech International Ltd., Gtd. Notes(c)	6.375%		11/15/20	1,925	924,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%		10/15/17	5,925	6,162,000
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%		05/15/17	9,675	8,151,187

					25,555,892

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.875%		10/15/24	10,025	10,150,313

Entertainment — 3.8%
AMC Entertainment, Inc., Gtd. Notes	5.750%		06/15/25	9,400	9,470,500
Carmike Cinemas, Inc., Sec’d. Notes, 144A(b)	6.000%		06/15/23	4,550	4,686,500
CCM Merger, Inc., Gtd. Notes, 144A (original cost $13,837,063; purchased 03/14/12-05/21/14)(c)(d)	9.125%		05/01/19	13,700	14,385,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	2,270	2,326,750

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,225	2,258,375
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	4,989	4,889,220
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	5,775	5,775,000
Eldorado Resorts, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000%	08/01/23	11,325	11,374,547
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.875%	11/01/20	400	410,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	5.375%	11/01/23	5,677	5,634,422
Isle of Capri Casinos, Inc., Gtd. Notes(b)	5.875%	03/15/21	1,717	1,789,973
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,675	5,002,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance, Sr. Sec’d. Notes, 144A (original cost $2,400,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	2,400	2,427,000
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,075	4,217,625
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	14,149	14,078,255
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	2,233	2,366,980
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.750%	04/01/22	5,811	6,384,836
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	3,170	3,090,750
Scientific Games International, Inc., Gtd. Notes(b)	6.625%	05/15/21	27,450	15,921,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,075	3,137,750
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	2,240	2,161,600

				121,788,333

Environmental Control — 0.6%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	5,025	5,200,875
Clean Harbors, Inc., Gtd. Notes(b)	5.125%	06/01/21	3,200	3,208,000
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	4,900	4,968,110
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	5.875%	03/01/24	2,075	2,030,906
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%	10/01/22	1,625	1,685,938
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	750	781,406

				17,875,235

Food — 3.1%
B&G Foods, Inc., Gtd. Notes(b)	4.625%	06/01/21	4,200	4,147,500
Darling Ingredients, Inc., Gtd. Notes(b)	5.375%	01/15/22	4,950	4,851,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,825	5,504,625
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,050	6,019,750
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $7,437,875; purchased 09/13/13-10/15/13)(c)(d)	7.250%	06/01/21	7,450	7,748,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,537,130; purchased 05/20/11-11/16/11)(b)(c)(d)	7.250%	06/01/21	3,675	3,822,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,615,000; purchased 05/20/15)(c)(d)	5.750%	06/15/25	6,615	6,307,402
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,448,688; purchased 06/11/14-07/04/14)(c)(d)	5.875%	07/15/24	6,450	6,353,250
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750%	03/15/25	3,300	3,250,500
Post Holdings, Inc., Gtd. Notes(b)	7.375%	02/15/22	10,900	11,346,246
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	9,325	9,196,781
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,425,625
Post Holdings, Inc., Gtd. Notes, 144A(b)	8.000%	07/15/25	5,575	5,839,813
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(c)	10.250%	12/15/20	9,825	11,077,687
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,600	2,756,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	6,084	6,281,730
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	2,875	2,673,750
TreeHouse Foods, Inc., Gtd. Notes(b)	4.875%	03/15/22	875	852,854

				101,454,513

Forest & Paper Products — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	4,900	5,083,750
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19	3,975	3,001,125

				8,084,875

Gas
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,147	1,161,338

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)(d)	7.000%	02/01/21	2,000	1,650,000

Healthcare-Products — 1.4%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	3,925	3,834,254
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,075	6,166,125
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%	11/01/23	6,825	6,825,000
Hill-Rom Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.750%	09/01/23	2,425	2,470,469
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750%	04/15/23	6,925	5,747,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.500%	04/15/25	1,400	1,186,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.750%	08/01/22	400	354,000
Ortho Clinical Diagnostics, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,225	18,986,437

				45,570,535

Healthcare-Services — 5.8%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	7,675	7,521,500
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	2,870	2,956,100
Centene Corp., Sr. Unsec’d. Notes(b)	4.750%	05/15/22	6,075	5,930,719
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	17,500	16,931,250
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	13,577	13,746,712
DaVita Healthcare Partners, Inc., Gtd. Notes	5.000%	05/01/25	5,675	5,448,000
HCA Holdings, Inc., Sr. Unsec’d. Notes(b)	6.250%	02/15/21	1,250	1,328,125
HCA, Inc., Gtd. Notes	5.375%	02/01/25	34,675	34,068,187
HCA, Inc., Gtd. Notes(b)	5.875%	02/15/26	3,475	3,522,781
HCA, Inc., Gtd. Notes	7.500%	11/15/95	2,700	2,619,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18	3,234	3,630,165
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,400	2,418,000
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,525	1,467,813
HealthSouth Corp., Gtd. Notes(b)	5.750%	11/01/24	2,375	2,291,875
HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	895	928,563
HealthSouth Corp., Gtd. Notes, 144A	5.750%	11/01/24	3,100	2,991,500
Kindred Healthcare, Inc., Gtd. Notes(b)	6.375%	04/15/22	3,550	2,968,687
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	4,725	4,417,875
Kindred Healthcare, Inc., Gtd. Notes	8.750%	01/15/23	2,175	2,058,094
LifePoint Health, Inc., Gtd. Notes	5.875%	12/01/23	3,675	3,697,969
LifePoint Hospitals, Inc., Gtd. Notes(b)	5.500%	12/01/21	4,200	4,200,000
Molina Healthcare, Inc., Gtd. Notes, 144A	5.375%	11/15/22	4,425	4,447,125
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	16,250	13,121,875
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.375%	10/01/21	5,575	5,477,437

Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.750%		06/01/20	3,425	3,459,250
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.000%		10/01/20	1,625	1,726,563
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	5.000	%(a)	03/01/19	1,600	1,540,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%		02/01/20	9,975	9,862,781
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%		06/15/23	9,175	8,578,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%		04/01/22	13,190	13,148,781

					186,505,352

Holding Companies - Diversified — 0.8%
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A(b)	6.625%		05/01/23	9,075	7,804,500
James Hardie International Finance Ltd. (Australia), Gtd. Notes, 144A	5.875%		02/15/23	4,050	4,171,500
Petsmart, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%		03/15/23	14,075	14,180,562

					26,156,562

Home Builders — 4.0%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%		06/15/19	7,225	6,827,625
Beazer Homes USA, Inc., Gtd. Notes(b)	7.250%		02/01/23	4,525	4,208,250
Beazer Homes USA, Inc., Gtd. Notes	7.500%		09/15/21	6,625	6,343,437
Beazer Homes USA, Inc., Gtd. Notes	9.125%		05/15/19	4,250	4,260,625
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%		12/15/20	700	679,000
Brookfield Residential Properties, Inc. (Canada), Sr. Notes, 144A(b)	6.375%		05/15/25	4,100	3,833,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22	6,623	6,225,620
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21	5,975	6,378,312
D.R. Horton, Inc., Gtd. Notes	4.750%		02/15/23	10,300	10,480,250
D.R. Horton, Inc., Gtd. Notes	6.500%		04/15/16	100	101,500
KB Home, Gtd. Notes	7.000%		12/15/21	2,800	2,793,000
KB Home, Gtd. Notes	7.500%		09/15/22	5,420	5,474,200
KB Home, Gtd. Notes	7.625%		05/15/23	4,725	4,725,000
Lennar Corp., Gtd. Notes(b)	4.750%		05/30/25	6,575	6,443,500
M/I Homes, Inc., Sr. Unsec’d. Notes, 144A	6.750%		01/15/21	4,825	4,837,063
Meritage Homes Corp., Gtd. Notes	6.000%		06/01/25	3,575	3,619,688
Ryland Group, Inc. (The), Gtd. Notes	5.375%		10/01/22	3,675	3,730,125
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/23	2,000	2,065,000
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%		04/01/25	5,750	5,936,875
Standard Pacific Corp., Gtd. Notes	5.875%		11/15/24	1,752	1,830,840
Standard Pacific Corp., Gtd. Notes(b)	8.375%		01/15/21	2,700	3,165,750
Standard Pacific Corp., Gtd. Notes	10.750%		09/15/16	2,725	2,902,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(b)	5.625%		03/01/24	4,300	4,154,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%		04/15/23	8,400	8,347,500
Toll Brothers Finance Corp., Gtd. Notes	4.000%		12/31/18	600	621,000
WCI Communities, Inc., Gtd. Notes	6.875%		08/15/21	9,375	9,871,875
William Lyon Homes, Inc., Gtd. Notes	7.000%		08/15/22	7,375	7,504,062
William Lyon Homes, Inc., Gtd. Notes, 144A	7.000%		08/15/22	2,250	2,289,375

					129,649,972

Household Products/Wares — 0.3%
Spectrum Brands Escrow Corp., Gtd. Notes(b)	6.375%		11/15/20	4,125	4,413,750
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%		07/15/25	3,675	3,789,844

					8,203,594

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A(b)	6.000%		10/15/23	4,050	4,201,875

Internet — 0.6%
Ancestry.com, Inc., Gtd. Notes	11.000%		12/15/20	4,125	4,475,625
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%		06/01/23	9,405	9,593,100
Mood Media Corp. (Canada), Gtd. Notes, 144A(c)	9.250%		10/15/20	3,825	2,754,000
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	6.375%		05/15/25	2,730	2,607,150

					19,429,875

Iron/Steel — 0.7%
AK Steel Corp., Gtd. Notes(b)	7.625%		10/01/21	3,800	1,539,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.500	%(a)	03/01/21	6,700	5,845,750
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	7.250	%(a)	02/25/22	3,485	3,073,352
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,981,063; purchased 04/07/14-07/11/14)(b)(c)(d)	6.375%		05/01/22	12,900	11,803,500
United States Steel Corp., Sr. Unsec’d. Notes(b)	7.000%		02/01/18	2,000	1,240,000

					23,501,602

Leisure Time — 0.5%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)	6.875%		06/15/19	3,100	3,227,875
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18	2,300	2,507,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $3,050,000; purchased 05/05/15)(c)(d)	6.250%		05/15/25	3,050	2,867,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,734,250; purchased 07/17/14)(c)(d)	8.500%		10/15/22	6,150	6,519,000

					15,120,875

Lodging — 3.1%
Boyd Gaming Corp., Gtd. Notes(b)	6.875%		05/15/23	15,529	16,247,216
Boyd Gaming Corp., Gtd. Notes	9.000%		07/01/20	7,191	7,694,370
FelCor Lodging LP, Gtd. Notes(b)	6.000%		06/01/25	9,600	9,888,000
FelCor Lodging LP, Sr. Sec’d. Notes(b)	5.625%		03/01/23	1,530	1,579,725
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%		12/01/21	12,725	13,074,938
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(b)	5.625%		10/15/21	6,800	7,080,160
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%		04/15/23	6,000	6,000,000
MGM Resorts International, Gtd. Notes	5.250%		03/31/20	3,500	3,508,750
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	14,511	15,127,717
MGM Resorts International, Gtd. Notes	6.750%		10/01/20	380	396,982
MGM Resorts International, Gtd. Notes	7.625%		01/15/17	1,500	1,582,500
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	670	761,777
Station Casinos LLC, Gtd. Notes	7.500%		03/01/21	5,465	5,792,900
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $14,032,633; purchased 05/16/13-11/05/15)(c)(d)	6.375%		06/01/21	14,217	13,363,980

					102,099,015

Machinery-Construction & Mining — 0.5%
Terex Corp., Gtd. Notes(b)	6.000%		05/15/21	6,175	6,021,551
Terex Corp., Gtd. Notes	6.500%		04/01/20	4,225	4,203,875
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	9.750%		02/01/19	8,100	6,034,500

					16,259,926

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,488,000
Case New Holland, Inc., Gtd. Notes	7.875%	12/01/17	4,335	4,637,800
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $4,857,500; purchased 04/08/13-12/11/14)(c)(d)	8.750%	12/15/19	4,500	4,365,000
CNH Industrial Capital LLC, Gtd. Notes(b)	3.625%	04/15/18	3,027	2,996,730
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%	10/15/22	2,450	2,560,250

				19,047,780

Media — 5.9%
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,025	937,875
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	6,025	5,271,875
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,125	9,125,000
Altice US Finance II Corp., Sr. Unsec’d. Notes, 144A(b)	7.750%	07/15/25	3,900	3,753,750
Altice US Finance SA (Luxembourg), Sr. Unsec’d. Notes, 144A	7.750%	07/15/25	8,100	7,776,000
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,808	2,985,016
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,795	3,001,131
Cable One, Inc., Gtd. Notes, 144A(b)	5.750%	06/15/22	4,075	4,085,188
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%	04/15/18	3,000	3,120,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	11,975	12,633,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	620	641,700
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	09/30/22	500	502,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	09/01/23	4,729	4,841,314
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	2,650	2,623,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	3,150	3,126,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	23,017	22,844,372
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	3,600	3,618,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	5.125%	12/15/21	8,960	8,276,800
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	10,090	9,320,637
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	5,025	4,911,937
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	3,069	2,976,930
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	6.500%	11/15/22	3,074	3,035,575
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(b)	7.625%	03/15/20	2,275	2,172,625
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	1,600	1,512,000
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	875	914,375
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,075	2,855,906
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,025	3,602,375
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	4,155	4,331,587
Gannett Co., Inc., Gtd. Notes, 144A	5.500%	09/15/24	2,250	2,266,875
Gray Television, Inc., Gtd. Notes(b)	7.500%	10/01/20	7,300	7,573,750
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30	2,000	2,052,400
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	1,900	1,990,250
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	6,094	5,926,415
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	2,975	3,027,063
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	2,925	2,906,719
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	10,266	10,342,995
Sinclair Television Group, Inc., Gtd. Notes(b)	6.125%	10/01/22	2,775	2,851,313

Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%	04/01/21	5,050	5,075,250
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	1,955,000
Tribune Media Co., Gtd. Notes, 144A	5.875%	07/15/22	7,375	7,375,000
Unitymedia KabelBW GmbH (Germany), Gtd. Notes, 144A(b)	6.125%	01/15/25	2,875	2,896,563

				191,037,561

Mining — 0.8%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.125%	10/01/24	7,500	7,096,875
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,309,000
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	1,870	1,722,738
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%	02/15/21	2,581	1,640,548
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	650	401,375
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,950	5,793,812
New Gold, Inc. (Canada), Gtd. Notes, 144A(b)	7.000%	04/15/20	4,445	4,133,850
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	5,950	5,064,938

				27,163,136

Miscellaneous Manufacturing — 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	5.750%	03/15/22	1,413	1,063,283
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%	10/15/22	2,550	1,918,875
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.125%	01/15/23	2,832	2,116,920
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,575	4,541,145
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,700,000; purchased 06/12/14)(b)(c)(d)	6.000%	07/15/22	9,700	7,129,500
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,259	9,189,557

				25,959,280

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	10,085	10,135,425

Oil & Gas — 4.4%
Antero Resources Corp., Gtd. Notes(b)	5.125%	12/01/22	2,100	1,911,000
Bonanza Creek Energy, Inc., Gtd. Notes(c)	5.750%	02/01/23	2,625	1,785,000
Bonanza Creek Energy, Inc., Gtd. Notes(b)	6.750%	04/15/21	3,775	2,963,375
California Resources Corp., Gtd. Notes(b)	5.500%	09/15/21	3,050	1,830,000
California Resources Corp., Gtd. Notes(b)	6.000%	11/15/24	18,800	11,280,000
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,600	9,648,000
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	1,835	1,789,125
Concho Resources, Inc., Gtd. Notes	6.500%	01/15/22	500	510,000
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	5,395	5,206,175
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	2,450	2,431,625
EP Energy LLC/EP Energy Finance, Inc., Gtd. Notes	9.375%	05/01/20	490	416,500
Halcon Resources Corp., Sec’d. Notes, 144A(b)	8.625%	02/01/20	3,950	3,110,625
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,450,000; purchased 05/20/15)(c)(d)	5.750%	10/01/25	9,450	8,670,375
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,083,618; purchased 09/11/14)(b)(c)(d)	8.500%	10/01/22	6,350	2,667,000
MEG Energy Corp. (Canada), Gtd. Notes, 144A(b)	6.500%	03/15/21	11,150	9,589,000
Memorial Resource Development Corp., Gtd. Notes(b)	5.875%	07/01/22	7,225	6,737,312
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	1,975	2,078,688
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	6,025	5,497,813
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,906	1,868,071

Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	1,600,000
Parker Drilling Co., Gtd. Notes(b)	7.500%	08/01/20	2,000	1,580,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	1,875	1,612,500
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,000	1,730,000
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%	05/01/23	2,550	2,275,875
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	2,070,000
Range Resources Corp., Gtd. Notes(b)	5.000%	08/15/22	2,014	1,782,390
Rice Energy, Inc., Gtd. Notes, 144A	7.250%	05/01/23	5,800	5,046,000
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(b)(c)	6.500%	07/15/22	1,800	288,000
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	5.500%	08/01/20	4,025	4,075,313
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	6.375%	04/01/23	8,925	9,036,562
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A(c)	6.750%	07/15/22	5,170	2,171,400
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	7,150	5,621,687
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	8,380	8,338,100
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%	01/15/22	12,933	10,960,717
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	8.250%	08/01/23	4,925	4,604,875

				142,783,103

Oil & Gas Services — 0.6%
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	3,100	2,681,500
CGG SA (France), Gtd. Notes	6.500%	06/01/21	2,200	1,193,500
CGG SA (France), Gtd. Notes	6.875%	01/15/22	1,465	802,087
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	5,875	4,725,703
PHI, Inc., Gtd. Notes	5.250%	03/15/19	3,525	3,005,803
SESI LLC, Gtd. Notes(b)	6.375%	05/01/19	1,148	1,116,430
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	6,000	6,045,000

				19,570,023

Packaging & Containers — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	4,400	4,499,000
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.625%	06/15/19	8,876	9,253,541
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A(b)	9.125%	10/15/20	3,190	3,349,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%	06/30/21	1,725	1,699,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	2,825	2,817,937
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,485	1,496,138
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	6,075	6,371,156
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	993	988,925
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Gtd. Notes, 144A	6.000%	06/15/17	5,310	5,283,450
Coveris Holdings SA, Gtd. Notes, 144A	7.875%	11/01/19	7,375	6,821,875
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	3,200	3,336,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	5.875%	08/15/23	1,800	1,872,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	6.375%	08/15/25	1,275	1,327,594
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,805	6,668,900
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,552,105; purchased 09/25/13-11/04/15)(c)(d)	6.500%	10/01/21	11,629	11,367,347

Reynolds Group Issuer, Inc., Gtd. Notes	9.875%	08/15/19	11,285	11,708,187
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes	5.750%	10/15/20	520	533,000
Reynolds Group Issuer, Inc., Sr. Sec’d. Notes(b)	6.875%	02/15/21	725	750,375
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,225	3,273,375
Sealed Air Corp., Gtd. Notes, 144A(b)	5.250%	04/01/23	3,025	3,130,875
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20	620	688,200

				87,236,500

Pharmaceuticals — 1.8%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	6,475	6,515,469
Endo Finance LLC, Gtd. Notes, 144A(b)	5.750%	01/15/22	8,225	7,854,875
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A(b)	6.000%	07/15/23	1,250	1,203,125
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(b)	6.000%	02/01/25	2,950	2,802,500
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,450	4,516,750
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	2,425	2,431,062
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.500%	03/01/23	3,400	2,915,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	1,750	1,526,875
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.875%	05/15/23	3,750	3,243,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,975	3,756,693
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(b)	6.125%	04/15/25	23,840	20,621,600

				57,388,199

Pipelines — 1.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,750	2,385,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A(b)	6.250%	04/01/23	4,700	3,971,500
Energy Transfer Equity LP, Sr. Sec’d. Notes	7.500%	10/15/20	3,650	3,814,250
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	7,900	6,932,250
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,575	5,184,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%	12/01/24	3,625	3,214,922
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875%	06/01/25	2,375	2,113,750
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,400	3,227,875
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	4,125	4,297,920
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,594,625; purchased 02/21/14-02/25/14)(c)(d)	5.625%	04/15/20	3,725	3,650,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,469,688; purchased 01/10/13-06/13/13)(c)(d)	6.000%	01/15/19	5,525	5,469,750
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%	11/15/23	1,400	1,155,000
Targa Resources Partners LP, Gtd. Notes(b)	6.875%	02/01/21	1,293	1,289,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(b)	6.750%	03/15/24	5,400	5,130,000

Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%	10/01/20	2,650	2,722,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21	3,050	3,133,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(b)	6.250%	10/15/22	2,475	2,558,531

				60,253,141

Real Estate — 0.4%
CBRE Services, Inc., Gtd. Notes	5.000%	03/15/23	7,575	7,626,798
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $6,000,000; purchased 11/10/2014)(c)(d)	8.250%	12/01/22	6,000	6,315,000

				13,941,798

Real Estate Investment Trusts (REITs) — 1.1%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	3,450	3,566,437
Equinix, Inc., Sr. Unsec’d. Notes	5.875%	01/15/26	5,400	5,481,000
ESH Hospitality, Inc., Gtd. Notes, 144A(b)	5.250%	05/01/25	3,475	3,431,563
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	3,275	3,299,563
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/21	3,550	3,612,125
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	4,607	4,653,070
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23	4,825	4,927,531
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	1,600	1,650,000
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%	12/15/21	5,475	6,205,600

				36,826,889

Retail — 4.8%
AmeriGas Finance LLC, Gtd. Notes	7.000%	05/20/22	6,175	6,360,250
Burger King Worldwide Funds (Canada), Sec’d. Notes, 144A(b)	6.000%	04/01/22	7,125	7,392,188
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	5,754	5,696,460
CEC Entertainment, Inc., Gtd. Notes(b)	8.000%	02/15/22	10,350	9,936,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%	03/15/20	3,675	2,462,250
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	8,225	6,209,875
CST Brands, Inc., Gtd. Notes(b)	5.000%	05/01/23	2,150	2,133,875
Dollar Tree, Inc., Sr. Sec’d. Notes, 144A(b)	5.750%	03/01/23	4,150	4,305,625
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20	10,025	10,375,875
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A(b)	6.750%	06/15/23	3,075	2,751,510
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/01/21	4,275	3,847,500
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%	01/15/22	6,064	5,457,600
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20	3,430	3,327,100
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,807,210; purchased 06/06/13-01/03/14)(c)(d)	9.250%	06/15/21	5,800	5,089,500
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	5,675	6,027,985
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,932,069; purchased 04/19/12-02/10/15)(c)(d)	9.375%	05/01/20	10,590	11,238,637
Neiman Marcus Group Ltd., Inc., Gtd. Notes, 144A	8.000%	10/15/21	29,028	25,907,490
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%	12/15/22	1,600	1,576,000
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	14,025	14,866,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	2,465	2,498,894
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,725	5,419,285
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,224	2,318,520
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $6,850,000; purchased 05/29/15)(c)(d)	8.000%	06/15/22	6,850	6,850,000
Wok Acquisition Corp., Gtd. Notes, 144A(b)	10.250%	06/30/20	5,530	5,101,425

				157,150,344

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	4,015	4,283,965
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/23	11,900	11,186,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	2,000	1,860,000
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,975	11,002,031
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	4.625%	06/15/22	6,125	6,048,438
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	3,635	3,798,575
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	6,075	5,892,750
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(b)	5.000%	10/01/25	2,000	1,890,000
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	6,870	7,084,687

				53,046,446

Software — 4.8%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	13,350	13,466,812
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	3,880	3,909,100
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125%	07/15/21	20,000	15,500,000
BMC Software, Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000%	10/15/19	17,200	12,620,500
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	12,170	12,778,500
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	37,575	37,903,781
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	10,425	10,425,000
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $13,966,984; purchased 04/03/14-10/05/15)(b)(c)(d)	7.125%	05/01/21	14,829	11,511,011
Infor US, Inc., Gtd. Notes, 144A (original cost $13,517,750; purchased 03/18/15-08/18/15)(c)(d)	6.500%	05/15/22	13,500	11,981,250
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	07/15/23	8,900	8,544,000
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,850	5,974,313
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	9,830	9,977,450

				154,591,717

Telecommunications — 6.4%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	1,955	2,068,859
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%	01/01/20	3,000	3,213,750
Avaya, Inc., Sec’d. Notes, 144A(c)	10.500%	03/01/21	12,815	4,228,950
CenturyLink, Inc., Sr. Unsec’d. Notes(b)	5.625%	04/01/20	700	693,875
CenturyLink, Inc., Sr. Unsec’d. Notes	6.875%	01/15/28	4,700	3,948,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20	21,940	22,214,250
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,550	8,186,625
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	3,925	3,768,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	3,200	3,336,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%	11/15/22	3,300	3,440,250
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	780	628,454
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,600	4,865,000
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	6,445	5,685,779
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	3,640	3,891,888
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250%	09/15/21	1,475	1,262,969
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	7.125%	01/15/23	1,981	1,668,993
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	450	450,563
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	3,750	3,431,250

Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	4.875%	05/15/22	2,210	2,165,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	12,750	9,498,750
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	4,600	3,841,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,110	1,602,900
Presidio Holdings, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,225	5,198,875
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28	17,010	12,247,200
Sprint Capital Corp., Gtd. Notes(b)	6.900%	05/01/19	12,060	10,733,400
Sprint Communications, Inc., Gtd. Notes, 144A(b)	7.000%	03/01/20	1,313	1,340,081
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,265	2,446,200
Sprint Corp., Gtd. Notes	7.125%	06/15/24	6,990	5,347,350
Sprint Corp., Gtd. Notes(b)	7.625%	02/15/25	7,643	6,004,532
Sprint Corp., Gtd. Notes(b)	7.875%	09/15/23	1,890	1,521,450
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	5,770	3,577,400
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	7,375	7,338,125
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	12,800	12,784,000
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,900	6,099,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(b)	5.303%	05/30/24	7,400	7,527,650
West Corp., Gtd. Notes, 144A(b)	5.375%	07/15/22	6,025	5,467,687
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,800	13,317,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A(b)	6.500%	04/30/20	3,300	3,465,000
Windstream Holdings, Inc., Gtd. Notes(b)	6.375%	08/01/23	6,725	4,993,312
Windstream Holdings, Inc., Gtd. Notes(b)	7.500%	04/01/23	3,405	2,596,312

				206,096,604

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	20,336	20,336,000

Transportation — 0.9%
Hornbeck Offshore Services, Inc., Gtd. Notes	5.875%	04/01/20	3,175	2,524,125
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	4,575,000
OPE KAG Finance Sub., Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	4,525	4,643,781
XPO Logistics, Inc., Gtd. Notes, 144A(b)	6.500%	06/15/22	12,550	11,546,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	4,950	5,018,063

				28,306,969

TOTAL CORPORATE BONDS (cost $3,233,796,451)				3,036,208,908

			Shares
COMMON STOCKS
Adelphia Recovery Trust*(c)			2,000,000	2,000
DEX Media, Inc.*(c)			29,839	3,581
Newell Recovery LLC (original cost $23,194; purchased 08/22/12)*(c)(d)			100	250
Newell Recycling Southeast LLC (original cost $23,194; purchased 08/22/12)*(c)(d)			100	250
WKI Holding Co., Inc.*(c)			6,031	293,287

TOTAL COMMON STOCKS (cost $19,257,148)				299,368

PREFERRED STOCKS — 0.2%
Banking — 0.2%
Citigroup Capital XIII (Capital security, fixed to floating preferred), 7.875%(a)			153,000	3,974,940
Goldman Sachs Group, Inc. (The) (fixed to floating preferred), 6.375%(a)(b)(c)			87,000	2,349,000

				6,323,940

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 05/27/98)*(c)(d)			2,000	102,000

Cable
Adelphia Communications Corp. (Class A Stock)*(c)(e)	20,000	20
Electric
Dynegy, Inc. Series A (fixed to floating preferred), 5.375%(a)	23,300	1,440,639

TOTAL PREFERRED STOCKS (cost $7,484,766)		7,866,599

	Units
WARRANTS*(i)
Chemicals
Hercules, Inc., expiring 03/31/29(c)	230	7,070
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17(c)	6,854	68

TOTAL WARRANTS (cost $0)		7,138

TOTAL LONG-TERM INVESTMENTS (cost $3,327,773,987)		3,104,075,846

SHORT-TERM INVESTMENTS — 21.4%

	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $461,720)(f)	47,526	441,041
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $692,264,690; includes $588,424,937 of cash collateral for securities on loan)(f)(g)	692,264,690	692,264,690

TOTAL SHORT-TERM INVESTMENTS (cost $692,726,410)		692,705,731

TOTAL INVESTMENTS — 117.1% (cost $4,020,500,397)(h)		3,796,781,577
Liabilities in excess of other assets(j) (17.1)%		(554,245,194)

NET ASSETS — 100.0%		$3,242,536,383

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDS	Credit Default Swap
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $577,523,070; cash collateral of $588,424,937 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $248,556,512. The aggregate value, $223,392,706, is approximately 6.9% of net assets.

(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$4,029,568,332

Appreciation	33,575,509
Depreciation	(266,362,264)

Net Unrealized Depreciation	$(232,786,755)

The book basis may differ from tax basis due to certain tax-related adjustments.

(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure.
(j)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreements outstanding at November 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at November 30, 2015(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	1,850	0.704%	$34,483	$—	$34,483	Goldman Sachs & Co.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of November 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,806,124	$—
Bank Loans	—	50,756,258	4,131,451
Corporate Bonds	—	3,036,206,233	2,675
Common Stocks	3,581	—	295,787
Preferred Stocks	7,764,579	—	102,020
Warrants	—	7,070	68
Affiliated Mutual Funds	692,705,731	—	—
Other Financial Instruments*
OTC credit default swaps	—	34,483	—

Total	$700,473,891	$3,091,810,168	$4,532,001

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Short Duration High Yield Income Fund

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.8%
BANK LOANS(a) — 3.8%
Building Materials & Construction — 0.2%
Materis CHRYSO SA (France)	4.750%	08/13/21	EUR	3,000	$3,131,340

Cable — 0.1%
CSC Holdings LLC	2.827%	04/17/20		1,500	1,492,500

Chemicals — 0.7%
Axalta Coating Systems US Holdings	3.750%	02/01/20		2,243	2,220,349
MacDermid, Inc.	4.500%	06/07/20		2,250	2,183,063
MacDermid, Inc.	5.500%	06/07/20		4,550	4,422,031

					8,825,443

Foods — 0.5%
Agrokor DD Spv2 (Croatia), PIK	9.500%	06/04/18	EUR	4,000	4,230,412
Jacobs Douwe Egberts (Netherlands)	4.250%	07/02/22	EUR	1,848	1,946,542

					6,176,954

Metals — 0.3%
Murray Energy Corp.	7.500%	04/16/20		5,985	4,017,431

Technology — 1.7%
BMC Software Finance, Inc.	5.000%	09/10/20		4,974	4,304,790
Freescale Semiconductor, Inc.	4.250%	02/28/20		3,000	2,994,375
Freescale Semiconductor, Inc.	5.000%	01/15/21		5,071	5,063,604
Interactive Data Corp.	4.750%	05/03/21		5,500	5,485,678
Kronos, Inc.	9.750%	04/30/20		3,541	3,573,733

					21,422,180

Telecommunications — 0.3%
Communications Sales & Leasing, Inc.	5.000%	10/24/22		4,638	4,320,938

TOTAL BANK LOANS (cost $54,749,689)					49,386,786

CORPORATE BONDS — 92.8%
Airlines — 1.3%
Continental Airlines Pass-Through Trust, Pass-Through Certificates, Series 2012-3, Class C	6.125%	04/29/18		8,225	8,512,875
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.636%	07/02/22		7,414	7,914,421

					16,427,296

Auto Manufacturers — 0.3%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(b)	4.500%	04/15/20		1,925	1,934,625
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	4.250%	11/15/19		2,125	2,167,500

					4,102,125

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%	02/15/19		1,095	1,108,687
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%	11/15/19		3,500	3,876,250
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%	11/15/19		2,350	2,485,125
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(b)	6.875%	08/15/18		6,425	6,641,844
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.000%	04/29/20		500	501,875

					14,613,781

Beverages — 0.7%
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	8,625	8,948,438

Building Materials — 3.1%
Cemex Espana SA Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	4,000	4,250,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%		06/15/18	2,500	2,681,250
U.S. Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	14,575	15,176,219
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $6,917,735; purchased 01/31/13-06/30/14)(c)(d)	7.500%		02/15/19	6,583	6,220,935
USG Corp., Sr. Unsec’d. Notes(b)	6.300%		11/15/16	3,725	3,841,406
USG Corp., Sr. Unsec’d. Notes	9.750%		01/15/18	7,000	7,857,500

					40,027,310

Chemicals — 2.6%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A(b)	7.375%		05/01/21	25,130	26,700,625
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	3,030	3,045,150
Hexion, Inc., Sr. Sec’d. Notes(b)	8.875%		02/01/18	3,750	2,465,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%		04/15/21	2,160	2,143,800

					34,355,200

Coal — 0.1%
Peabody Energy Corp., Gtd. Notes(b)	6.000%		11/15/18	3,200	740,160

Commercial Services — 3.8%
Hertz Corp. (The), Gtd. Notes	7.500%		10/15/18	5,716	5,830,320
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%		12/15/17	2,400	2,406,000
Interactive Data Corp., Gtd. Notes, 144A(b)	5.875%		04/15/19	11,170	11,393,400
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%		09/01/19	6,700	5,125,500
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	9,272	9,364,720
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	10,770	12,116,250
United Rentals North America, Inc., Gtd. Notes	8.250%		02/01/21	2,364	2,479,245

					48,715,435

Distribution/Wholesale — 0.9%
Brightstar Corp., Gtd. Notes, 144A (original cost $6,278,094; purchased 11/08/12-04/10/15)(b)(c)(d)	9.500%		12/01/16	5,935	5,949,838
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $6,013,728; purchased 07/26/13-12/18/13)(c)(d)	7.250%		08/01/18	5,625	5,934,375

					11,884,213

Diversified Financial Services — 1.8%
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	5,941	6,178,640
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.875%		09/01/17	1,600	1,752,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	1,750	1,645,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	150	152,250
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	3,150	3,305,925
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	10,075	10,553,563

					23,587,378

Electric — 4.3%
AES Corp., Sr. Unsec’d. Notes	3.414	%(a)	06/01/19	1,725	1,617,187

AES Corp., Sr. Unsec’d. Notes(b)	7.375%	07/01/21		2,772	2,855,160
AES Corp., Sr. Unsec’d. Notes(b)	8.000%	06/01/20		182	201,565
DPL, Inc., Sr. Unsec’d. Notes	6.500%	10/15/16		901	916,768
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		5,350	5,296,500
Dynegy, Inc., Gtd. Notes(b)	6.750%	11/01/19		12,950	12,650,596
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%	06/15/17		3,750	3,553,125
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%	10/15/18		6,453	5,710,905
Melton Renewable Energy PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.750%	02/01/20	GBP	2,093	3,198,770
Mirant Mid-Atlantic Trust, Pass-Through Certificates, Series B	9.125%	06/30/17		583	594,278
NRG Energy, Inc., Gtd. Notes(b)	7.625%	01/15/18		12,500	13,000,000
NRG Energy, Inc., Gtd. Notes(b)	7.875%	05/15/21		2,000	1,995,000
NRG Energy, Inc., Gtd. Notes(b)	8.250%	09/01/20		4,375	4,506,250
NRG REMA LLC, Pass-Through Certificates, Series B(d)	9.237%	07/02/17		251	262,301

					56,358,405

Electrical Components & Equipment — 0.9%
Anixter, Inc., Gtd. Notes	5.625%	05/01/19		6,776	7,165,620
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17		3,150	3,276,000
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%	05/15/17		1,650	1,390,125

					11,831,745

Electronics — 0.2%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	7.750%	07/15/16		150	154,688
Jabil Circuit, Inc., Sr. Unsec’d. Notes	8.250%	03/15/18		2,300	2,564,500

					2,719,188

Engineering & Construction — 0.6%
Michael Baker International LLC/CDL Acquisition Co., Inc., Sr. Sec’d. Notes, 144A	8.250%	10/15/18		7,910	7,217,875

Entertainment — 7.4%
CCM Merger, Inc., Gtd. Notes, 144A (original cost $9,113,075; purchased 09/04/13-11/17/15)(c)(d)	9.125%	05/01/19		8,635	9,066,750
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21		10,040	10,291,000
Cinemark USA, Inc., Gtd. Notes	7.375%	06/15/21		5,875	6,168,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.375%	11/01/18		6,425	6,593,656
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20		11,417	12,216,190
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $8,784,018; purchased 07/30/13-08/04/15)(c)(d)	5.000%	08/01/18		8,567	8,663,379
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22		1,275	1,319,625
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%	07/15/21		5,500	5,720,000
Peninsula Gaming LLC/Peninsula Gaming Corp., Gtd. Notes, 144A(b)	8.375%	02/15/18		13,021	13,379,077
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21		900	895,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21		5,400	5,690,250
Pinnacle Entertainment, Inc., Gtd. Notes(b)	8.750%	05/15/20		5,966	6,234,470
Scientific Games Corp., Gtd. Notes(b)	8.125%	09/15/18		11,860	9,428,700

					95,667,347

Food — 2.8%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%	10/05/16		2,900	3,026,875
Diamond Foods, Inc., Gtd. Notes, 144A	7.000%	03/15/19		9,800	10,167,500

Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.829	%(a)	07/15/20	GBP	2,254	3,055,530
JBS SA (Brazil), Sr. Unsec’d. Notes, 144A	10.500%		08/04/16		1,940	2,012,750
JBS SA (Brazil), Sr. Unsec’d. Notes, RegS	10.500%		08/04/16		1,500	1,556,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $4,865,625; purchased 06/17/14)(b)(c)(d)	7.250%		06/01/21		4,500	4,680,000
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19		5,230	5,543,800
Smithfield Foods, Inc., Sr. Unsec’d. Notes	7.750%		07/01/17		2,825	3,033,344
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		2,702	2,745,907

						35,821,956

Food Service — 0.1%
Aramark Services, Inc., Gtd. Notes(b)	5.750%		03/15/20		1,005	1,045,200

Forest & Paper Products — 0.5%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	4.875%		09/15/18		4,150	4,305,625
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%		12/15/19		3,275	2,472,625

						6,778,250

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	6.500%		05/20/21		2,425	2,455,313

Healthcare-Products — 1.6%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A(b)	10.500%		12/15/18		10,784	10,945,760
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(d)	5.573	%(a)	12/01/18	GBP	2,000	3,004,654
IDH Finance PLC (United Kingdom), Sr. Sec’d. Notes, MTN, 144A	6.000%		12/01/18	GBP	1,000	1,515,882
Mallinckrodt International Finance SA/ Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	4.875%		04/15/20		5,375	4,864,375

						20,330,671

Healthcare-Services — 5.1%
Cerba European Lab SAS (France), Sr. Sec’d. Notes, RegS	7.000%		02/01/20	EUR	3,300	3,626,764
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		21,852	22,125,150
HCA, Inc., Gtd. Notes(b)	8.000%		10/01/18		9,358	10,504,355
HCA, Inc., Sr. Sec’d. Notes(b)	4.250%		10/15/19		4,600	4,680,500
Kindred Healthcare, Inc., Gtd. Notes(b)	8.000%		01/15/20		2,900	2,711,500
Priory Group No. 3 PLC (United Kingdom), Sr. Sec’d. Notes, RegS	7.000%		02/15/18	GBP	184	283,524
Select Medical Corp., Gtd. Notes(b)	6.375%		06/01/21		3,250	2,624,375
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	6.250%		11/01/18		8,200	8,651,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	5.000%		03/01/19		4,000	3,850,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,000	1,015,000
Voyage Care Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.500%		08/01/18	GBP	4,000	6,121,000

						66,193,168

Holding Companies - Diversified — 0.4%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $4,679,875; purchased 06/26/14-08/04/14)(c)(d)	7.500%		08/15/19		4,650	4,638,375

Home Builders — 5.4%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%		06/15/19		5,925	5,599,125

Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625%	04/15/18	13,896	14,139,180
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	5,675	5,504,750
D.R. Horton, Inc., Gtd. Notes	6.500%	04/15/16	100	101,500
KB Home, Gtd. Notes	4.750%	05/15/19	9,729	9,534,420
Lennar Corp., Gtd. Notes	4.500%	06/15/19	4,200	4,315,500
Lennar Corp., Gtd. Notes(b)	4.500%	11/15/19	8,125	8,328,125
Lennar Corp., Gtd. Notes	6.950%	06/01/18	125	135,937
M/I Homes, Inc., Gtd. Notes, 144A	6.750%	01/15/21	3,850	3,859,625
Standard Pacific Corp., Gtd. Notes	8.375%	05/15/18	15,066	16,949,250
Toll Brothers Finance Corp., Gtd. Notes(b)	4.000%	12/31/18	500	517,500
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	1,600	1,704,000

				70,688,912

Housewares — 0.5%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625%	12/15/20	6,374	6,595,178

Internet — 0.5%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	5,011	5,436,935
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	10.125%	07/01/20	846	917,910

				6,354,845

Iron/Steel — 1.6%
AK Steel Corp., Sr. Sec’d. Notes(b)	8.750%	12/01/18	5,975	5,078,750
Alcoa, Inc., Sr. Unsec’d. Notes(b)	6.750%	07/15/18	4,000	4,302,480
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	5.250%	02/25/17	422	417,843
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%	06/01/18	5,307	5,161,058
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	10.850%	06/01/19	4,500	4,770,000
United States Steel Corp., Sr. Unsec’d. Notes(b)	7.000%	02/01/18	1,926	1,194,120

				20,924,251

Leisure Time — 0.6%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%	11/15/20	3,225	3,233,063
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	5.250%	11/15/19	2,800	2,877,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes(b)	7.250%	03/15/18	2,000	2,180,000

				8,290,063

Lodging — 3.6%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	1,300	1,391,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%	12/01/21	2,235	2,296,463
MGM Resorts International, Gtd. Notes(b)	7.625%	01/15/17	11,070	11,678,850
MGM Resorts International, Gtd. Notes(b)	8.625%	02/01/19	13,481	15,327,627
MGM Resorts International, Gtd. Notes(b)	10.000%	11/01/16	8,080	8,640,590
Station Casinos LLC, Gtd. Notes(b)	7.500%	03/01/21	7,500	7,950,000

				47,284,530

Machinery-Construction & Mining — 0.4%
NCSG Crane & Heavy Haul Services, Inc. (Canada), Sec’d. Notes, 144A	9.500%	08/15/19	3,525	1,727,250
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	2,900	2,885,500

				4,612,750

Machinery-Diversified — 0.9%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	2,570	2,749,515
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $1,635,000; purchased 03/21/14)(c)(d)	8.750%	12/15/19	1,500	1,455,000
SPX FLOW, Inc., Gtd. Notes	6.875%	09/01/17	6,781	7,170,907

				11,375,422

Media — 8.5%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	14,973	15,916,898
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	4,370	4,544,800
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	8,940	9,431,700
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	6.500%	04/30/21	20,245	21,172,828
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	5,640	5,766,900
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	7.375%	06/01/20	2,000	2,085,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	4,687	4,581,543
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series A(b)	7.625%	03/15/20	525	501,375
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	818	854,810
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,750	1,837,500
DISH DBS Corp., Gtd. Notes(b)	4.250%	04/01/18	5,195	5,169,025
DISH DBS Corp., Gtd. Notes(b)	4.625%	07/15/17	3,000	3,060,000
DISH DBS Corp., Gtd. Notes(b)	7.875%	09/01/19	5,509	5,935,947
Entercom Radio LLC, Gtd. Notes(b)	10.500%	12/01/19	9,282	9,676,485
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $12,018,750; purchased 04/14/15-06/24/15)(c)(d)	9.125%	04/01/20	11,000	11,646,250
Numericable-SFR SAS (France), Sr. Sec’d. Notes, 144A(b)	4.875%	05/15/19	4,675	4,663,313
Univision Communications, Inc., Gtd. Notes, 144A (original cost $3,662,375; purchased 09/08/15-09/09/15)(b)(c)(d)	8.500%	05/15/21	3,500	3,640,000

				110,484,374

Mining — 0.9%
Alcoa, Inc., Sr. Unsec’d. Notes(b)	5.720%	02/23/19	1,800	1,891,890
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	500	467,500
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(b)	7.500%	11/01/20	7,250	7,059,688
New Gold, Inc. (Canada), Gtd. Notes, 144A(b)	7.000%	04/15/20	2,750	2,557,500

				11,976,578

Miscellaneous Manufacturing — 2.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	4.750%	04/15/19	6,650	5,785,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/18	2,150	2,139,250
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	17,627	17,494,797

				25,419,547

Oil & Gas — 0.8%
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	9.375%	05/01/20	225	191,250
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	200	62,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%	08/01/20	1,600	1,620,000
Whiting Canadian Holding Co., ULC, Gtd. Notes(b)	8.125%	12/01/19	5,000	5,220,000
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	7.500%	08/01/20	2,850	2,686,125

				9,779,875

Oil & Gas Services — 0.3%
PHI, Inc., Gtd. Notes	5.250%	03/15/19	1,650	1,406,972
SESI LLC, Gtd. Notes(b)	6.375%	05/01/19	2,925	2,844,562

				4,251,534

Packaging & Containers — 4.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19		12,384	12,662,640
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19		1,400	1,396,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.750%	01/31/21		3,700	3,727,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	9.125%	10/15/20		1,000	1,050,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20		2,992	3,137,860
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17		1,625	1,616,875
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17		4,262	4,443,135
Greif, Inc., Sr. Unsec’d. Notes(b)	7.750%	08/01/19		9,210	10,349,737
Owens-Illinois, Inc., Gtd. Notes(b)	7.800%	05/15/18		4,829	5,360,190
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19		6,375	6,247,500
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,931,298; purchased 11/04/15)(c)(d)	6.500%	10/01/21		3,952	3,863,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes(b)	9.875%	08/15/19		5,350	5,550,625
Sealed Air Corp., Gtd. Notes, 144A(b)	6.500%	12/01/20		2,365	2,625,150

					62,031,042

Pharmaceuticals — 2.7%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A(b)	7.000%	05/15/19		6,525	6,565,781
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	7.500%	12/15/20		4,025	4,170,906
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.375%	03/15/20		13,275	11,881,125
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	6.375%	10/15/20		5,000	4,581,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18		1,900	1,852,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	7.500%	07/15/21		6,150	5,812,242

					34,863,804

Pipelines — 0.2%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,247,125; purchased 01/10/13-05/26/15)(b)(c)(d)	6.000%	01/15/19		3,100	3,069,000

Real Estate — 0.2%
Grainger PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.000%	12/16/20	GBP	1,500	2,361,432

Real Estate Investment Trusts (REITs) — 0.3%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		1,690	1,747,038
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(b)	6.375%	02/15/22		2,650	2,756,000

					4,503,038

Retail — 3.1%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20		1,000	1,026,420
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%	03/15/19		8,630	6,515,650
Dollar Tree, Inc., Gtd. Notes, 144A(b)	5.250%	03/01/20		1,175	1,216,125
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		2,950	2,861,500

Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $1,126,438; purchased 12/10/13-01/03/14)(c)(d)	9.250%		06/15/21		1,075	943,312
L Brands, Inc., Gtd. Notes	8.500%		06/15/19		2,195	2,568,150
Landry’s, Inc., Gtd. Notes, 144A (original cost $18,625,707; purchased 05/27/14-07/22/15)(c)(d)	9.375%		05/01/20		17,255	18,311,869
THOM Europe SAS (France), Sr. Sec’d. Notes, 144A	7.375%		07/15/19	EUR	6,000	6,712,028

						40,155,054

Semiconductors — 1.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A(b)	5.000%		05/15/21		3,447	3,563,336
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%		01/15/22		15,110	16,122,219

						19,685,555

Software — 4.4%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%		06/15/21		16,865	17,012,569
Emdeon, Inc., Gtd. Notes	11.000%		12/31/19		17,000	17,850,000
First Data Corp., Sr. Sec’d. Notes, 144A(b)	6.750%		11/01/20		5,975	6,281,219
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $717,750; purchased 08/11/15)(c)(d)	5.750%		08/15/20		725	726,812
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18		14,549	14,858,166

						56,728,766

Telecommunications — 9.3%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	4.625%		07/01/17		8,800	9,020,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20		3,650	3,862,576
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A(b)	8.875%		01/01/20		11,440	12,255,100
CenturyLink, Inc., Sr. Unsec’d. Notes, Series N	6.000%		04/01/17		850	877,625
CenturyLink, Inc., Sr. Unsec’d. Notes, Series Q	6.150%		09/15/19		613	629,858
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		2,000	2,227,500
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%		06/01/20		9,540	9,659,250
CommScope, Inc., Sr. Sec’d. Notes, 144A(b)	4.375%		06/15/20		5,705	5,747,787
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	300	339,944
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		6,750	7,217,100
Frontier Communications Corp., Sr. Unsec’d. Notes	8.125%		10/01/18		1,150	1,203,188
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250%		04/01/19		11,592	10,121,265
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(b)	7.250%		10/15/20		2,815	2,350,525
Interoute Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	7.375%		10/15/20	EUR	2,500	2,827,582
Level 3 Financing, Inc., Gtd. Notes(b)	7.000%		06/01/20		10,054	10,619,537
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18		4,310	4,654,800
Sprint Communications, Inc., Sr. Unsec’d. Notes(b)	8.375%		08/15/17		9,192	9,169,020
T-Mobile USA, Inc., Gtd. Notes(b)	6.542%		04/28/20		2,475	2,555,437
T-Mobile USA, Inc., Gtd. Notes	6.625%		11/15/20		1,000	1,030,000
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		400	393,500
Telecom Italia Capital SA (Italy), Gtd. Notes	6.999%		06/04/18		1,470	1,602,300
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17		4,850	4,874,250
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(b)	7.250%		11/15/21		5,661	6,028,965
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,000	1,090,160
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	3.951	%(a)	07/15/20	EUR	2,000	2,108,867
Windstream Services LLC, Gtd. Notes(b)	7.750%		10/15/20		3,000	2,520,000
Windstream Services LLC, Gtd. Notes(b)	7.875%		11/01/17		5,422	5,652,435

						120,638,571

Transportation — 0.5%
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%		09/01/19		7,075	7,172,281

TOTAL CORPORATE BONDS (cost $1,249,802,133)						1,203,705,231

FOREIGN AGENCIES — 0.2%
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,650	1,620,630
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.875%	01/27/16	1,153	1,147,235

TOTAL FOREIGN AGENCIES (cost $2,768,648)				2,767,865

TOTAL LONG-TERM INVESTMENTS (cost $1,307,320,470)				1,255,859,882

SHORT-TERM INVESTMENT — 22.3%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $290,117,223; includes $258,816,218 of cash collateral for securities on loan)(e)(f)			290,117,223	290,117,223

TOTAL INVESTMENTS — 119.1% (cost $1,597,437,693)(g)				1,545,977,105
Liabilities in excess of other assets(h) — (19.1)%				(248,438,845)

NET ASSETS — 100.0%				$1,297,538,260

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
EUR	Euro
GBP	British Pound

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $253,160,182; cash collateral of $258,816,218 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $91,616,593. The aggregate value of $88,808,975, is approximately 6.8% of net assets.
(d)	Indicates a security or securities that have been deemed illiquid.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$1,618,943,129

Appreciation	1,216,152
Depreciation	(74,182,176)

Net Unrealized Depreciation	$(72,966,024)

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at November 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Depreciation
OTC forward foreign currency exchange contracts:
British Pound, Expiring 12/02/15	Goldman Sachs & Co.	GBP	14,243	$21,461,250	$21,451,168	$(10,082)
Euro, Expiring 12/02/15	Goldman Sachs & Co.	EUR	23,091	24,569,511	24,396,248	(173,263)

				$46,030,761	$45,847,416	$(183,345)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 12/02/15	Goldman Sachs & Co.	GBP	14,243	$21,805,217	$21,451,168	$354,049
Expiring 02/02/16	Goldman Sachs & Co.	GBP	14,243	21,466,520	21,455,046	11,474
Euro,
Expiring 12/02/15	Goldman Sachs & Co.	EUR	23,091	25,525,229	24,396,248	1,128,981
Expiring 02/02/16	Goldman Sachs & Co.	EUR	23,091	24,616,847	24,445,236	171,611

				$93,413,813	$91,747,698	$1,666,115

						$1,482,770

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$49,386,786	$—
Corporate Bonds	—	1,203,705,231	—
Foreign Agencies	—	2,767,865	—
Affiliated Money Market Mutual Fund	290,117,223	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	1,482,770	—

Total	$290,117,223	$1,257,342,652	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Funds invest in the Prudential Core Short-Term Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Restricted and Illiquid Securities: Each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Investment Portfolios, Inc 15

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.